Other liabilities	12 Months Ended
Dec. 31, 2020
Miscellaneous current liabilities [abstract]
Other liabilities [Text Block]

14. Other liabilities

	Dec. 31, 2020	Dec. 31, 2019
Current
Provisions (note 19)	$33,675	$33,575
Pension liability (note 20)	13,552	12,015
Other employee benefits (note 21)	3,154	2,806
Unearned revenue	1,590	1,015
	$51,971	$49,411